Business Combinations - Additional information (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Share-based payment charge		£ 10,466	£ 2,074	£ 711
Acquisition related costs from business combinations		1,197	£ 0	£ 0
Allcyte
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired	100.00%
Goodwill expected to be deductible for tax purposes	£ 0
Deferred tax liabilities	7,502
Revenue of acquiree		118
Loss of acquiree		4,535
Revenue of combined entity as if combination occurred at beginning of period		439
Loss of combined entity as if combination occurred at beginning of period		7,585
Equity securities issued	13,887
Acquisition related costs from business combinations		1,197
Allcyte | Management
Disclosure of detailed information about business combination [line items]
Equity securities issued	£ 8,074
Equity securities issued, clawback period	3 years
Share-based payment charge		£ 1,824
Allcyte | Intangible assets
Disclosure of detailed information about business combination [line items]
Deferred tax liabilities	£ 8,879
Allcyte | Historical losses
Disclosure of detailed information about business combination [line items]
Deferred tax assets	£ 1,377